CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	6 Months Ended				12 Months Ended
	Dec. 26, 2015	Jun. 27, 2015	Dec. 27, 2014	Jun. 28, 2014	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share (in dollars per share)	$ 0.420	$ 0.410	$ 0.400	$ 0.210			$ 0.410
Issuance of shares under employee stock plans (in shares)					30,213	15,639	76,492
Issuance of shares under stock grant programs (in shares)					75,604	77,970	30,808
Issuance of shares under deferred compensation plans (in shares)					65,054	49,337	43,914
Repurchase of shares (in shares)					13,613	105,012